LEASES - Future minimum lease payments under ASC 840 (Details) - USD ($) $ in Thousands	Feb. 29, 2020	Feb. 28, 2019
LEASES
February 2020		$ 270,093
February 2021		285,653
February 2022		258,355
February 2023		207,371
February 2024		143,145
Thereafter		178,642
Total	$ 107,623	$ 1,343,259